Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2018
Cash And Cash Equivalents and Restricted Cash[Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents consisted of the following:

	June 30, 2018	December 31, 2017
Cash at banks	$18,673	$12,556
Short-term deposits	3,058	14,530
Total cash and cash equivalents	$21,731	$27,086

The bank accounts are legally owned by the entities referenced in Note 1.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Restricted cash as of June 30, 2018 decreased by $10,000 as compared to December 31, 2017, which was used for the acquisition of the Nave Galactic.